NYSE Euronext

12025485

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC

FEB 21 2012

Washington, DC 20549

CERT NYS
File No. 001-35435

February 21, 2012

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, PROTO LABS, INC. Common stock, par value $0.001 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on February 21, 2012. Tentative listing date – February 24, 2012.

Sincerely,